Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Roll Forward]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows:

Amounts
RMB
Balance as of December 31, 2015	15,982,000
Deconsolidation and disposal of subsidiaries	(78,323)
Balance as of December 31, 2016	15,903,677
Deconsolidation and disposal of subsidiaries	(39,022)
Balance as of December 31, 2017	15,864,655